Rochdale Fixed Income Opportunities Portfolio (Prospectus Summary) | Rochdale Fixed Income Opportunities Portfolio
Rochdale Fixed Income Opportunities Portfolio
Investment Objective
The Portfolio seeks a high level of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the
Rochdale Portfolios. More information about these and other discounts is available from your financial professional and in "Shareholder Information" on page 47 of the Portfolio's prospectus and "Additional Purchase and Redemption
Information" on page 56 of the Portfolio's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Rochdale Fixed Income Opportunities Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.75%
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	[1]	1.00%
Redemption Fee (as a percentage of amount redeemed within 45 days or less of purchase)		2.00%
[1]	This CDSC applies ONLY for shareholders who purchase $1 million or more and redeem within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rochdale Fixed Income Opportunities Portfolio
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.41%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	1.19%
[1]	The Total Annual Fund Operating Expenses for the Portfolio do not correlate to the "Ratio of expenses to average net assets: Before fees waived and expenses absorbed/recouped" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rochdale Fixed Income Opportunities Portfolio	689	931	1,192	1,935

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 59.65% of the average value of its portfolio.
Principal Investment Strategies
To achieve its objective, the Portfolio will invest its net assets across a spectrum of income yielding securities. The Portfolio's primary focus will be to seek investment opportunities in high yield securities and fixed and floating rate loans made to U.S. and foreign borrowers. Such investments may include both corporate and municipal issuers. In addition, the Portfolio may invest in domestic and foreign corporate bonds including convertible bonds, asset backed securities, bank loans and alternative fixed income securities or "hybrid instruments." Collectively, these instruments are referred to herein as "fixed income securities."

Some of these instruments are considered derivative investments. Other derivative instruments, such as futures contracts, option on futures contracts and swaps may also be used in an effort to achieve the Portfolio's objectives, to provide exposure to the fixed income market pending direct investment or for hedging purposes.  The Portfolio may also invest in other income producing securities including, but not limited to, preferred stocks, high dividend paying stocks, and, securities issued by other investment companies (including exchange traded funds
("ETFs") and money market funds), and money market instruments when, in the judgment of the Advisor or the relevant Subadviser, such investments are consistent with the Portfolio's overall objectives. Under normal conditions, the Portfolio will invest at least 80% of its net assets (plus any borrowing for investment purposes) in fixed or floating rate income securities (including, for this purpose, cash and cash equivalents). A substantial portion of the Portfolio's assets may be held in instruments (sometimes referred to as "high yield" or "junk bonds") that are rated below investment grade by either Moody's Investor Service or Standard &
Poor's Ratings Service or in comparable unrated securities. The Portfolio is authorized to invest in income producing securities and other instruments without regard to the maturity of any instrument or the average maturity or duration of the Portfolio as a whole.

The security selection process includes an analysis of the issuer's financial condition, business product strength, competitive position and management experience. Once purchased, investments are monitored for changes in their fundamentals and in industry conditions. Nevertheless, the Portfolio may continue to own a security as long as the dividend or interest yields satisfy the Portfolio's objectives, the credit quality meets the Advisor's fundamental criteria, valuation is attractive, and industry trends remain favorable.
Principal Investment Risks
As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio. The principal risks that could adversely affect the value of your investment include:

o  General Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.

o  Management Risk - The risk that the Advisor's security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

o  Credit Risk - Changes in the credit quality rating of a security or changes in an issuer's financial condition can affect the Portfolio. A default on a security held by the Portfolio could cause the value of your investment in the
   Portfolio to decline. Investments in bank loans and lower rated debt securities involve higher credit risks. There is a relatively higher risk that the issuer of such loans or debt securities will fail to make timely payments of interest or principal, or go bankrupt. Credit risk may be high for the Portfolio because it invests in lower rated investment quality fixed income securities.

o  Liquidity Risk - Bank loans, high yield bonds, floating rate securities and lower rated securities may experience illiquidity, particularly during certain periods of financial or economic distress, causing the value of the investments to decline. The Portfolio might find it more difficult to sell the investments when illiquid or receive less than the security is worth were the security sold.
   Additionally, one or more of the instruments in which the Portfolio invests may be permanently illiquid in nature and market prices for these instruments are unlikely to be readily available at any time. In the absence of readily available market prices or, as is expected to be the case for certain illiquid asset-backed investments, the absence of any pricing service or observable pricing inputs, the valuation process will depend on the evaluation of factors such as prevailing interest rates, creditworthiness of the issuer, the relative value of the cash flows represented by the underlying assets and other factors.
   The resulting values, although arrived upon through a good faith process, may be inaccurate and may affect the Portfolio's net asset value.

o  Interest Rate Risk - Interest rate changes may cause the prices of fixed-income securities held by the Portfolio to fall. This risk may affect lower rated securities and floating rate securities to a greater extent than other types of debt securities. Additionally, especially during periods of declining interest rates, borrowers may pay back principal before the scheduled due date, requiring the Portfolio to replace a particular loan or bond with another, lower-yield security.

o  Derivatives Risk - The Portfolio's investment in derivative instruments, including swap, futures contracts and alternative or "hybrid" instruments, may heighten the risks associated with the Portfolio as each may result in risk of losses that exceed the amount invested. Investments in each of these instruments may also expose the Portfolio to additional volatility as well as additional risks, including valuation and tax issues, illiquidity issues, increased potential for costs to the Portfolio, and a potential reduction in gains to the Portfolio. Additionally, swaps include the risk of default by the counterparty which would result in losses to the Portfolio.

o  Foreign Securities Risk - Foreign securities may be adversely affected by foreign economic and political conditions, currency fluctuations, taxation policies, and/or accounting and auditing standards. Such risks may be greater in the case of investments in emerging markets.

o  Market Sector/Industry Risk - The Portfolio may make substantial investments in securities issued by financial institutions. The Portfolio's performance may be more susceptible to developments in sectors in which the Portfolio is more heavily invested.

o  Volatility Risk - Because of the speculative nature of the income securities in which the Portfolio invests, the Portfolio may fluctuate in price more than other bond and income funds.

o  High Yield Bond Risk - High yield bonds are considered speculative under traditional investment standards. High yield bonds are generally subject to greater market, credit, liquidity and interest rate risks than higher quality bonds. Prices of these securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.
Performance
The following performance information indicates some of the risks of investing in the Portfolio. The bar chart provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's total return has varied for annual periods through December 31, 2011. Figures shown in the bar chart do not reflect sales charges, which would lower returns. Following the bar chart is the Portfolio's highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Portfolio's average return over time compared with broad-based market indices which have been selected to reflect the market sectors in which the Portfolio invests.
Portfolio returns shown in the performance table reflect the maximum sales charge of 5.75%. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance is available at www.rochdale.com.
Calendar Year Total Returns

Quarterly Return Quarter Ended Highest 4.96% 9/30/2010 Lowest -3.94% 9/30/2011
Average Annual Total Return as of December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Rochdale Fixed Income Opportunities Portfolio	Return Before Taxes	(3.83%)	6.12%	Jul. 01, 2009
Rochdale Fixed Income Opportunities Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(5.77%)	3.85%	Jul. 01, 2009
Rochdale Fixed Income Opportunities Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.31%)	3.95%	Jul. 01, 2009
Rochdale Fixed Income Opportunities Portfolio CSFB Leveraged Loan Index	CSFB Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	(2.04%)	7.75%	Jul. 01, 2009
Rochdale Fixed Income Opportunities Portfolio Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	7.34%	Jul. 01, 2009
Rochdale Fixed Income Opportunities Portfolio Barclays Capital U.S. High Yield Corporate Bond Index	Barclays Capital U.S. High Yield Corporate Bond Index (reflects no deduction for fees, expenses or taxes)	4.98%	16.39%	Jul. 01, 2009
Rochdale Fixed Income Opportunities Portfolio Lipper High Current Yield Category Average	Lipper High Current Yield Category Average	2.81%		Jul. 01, 2009

After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on your situation and may differ from those shown.
Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. The "Return
After Taxes on Distributions and Sale of Fund shares" may be higher than other return figures because when a capital loss occurs upon redemption of Portfolio shares, a tax deduction is provided that benefits the investor.